Expense Example (Lifestyle Conservative Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifestyle Conservative Trust
Expense Example:
Year 1	$ 79
Year 3	246
Year 5	428
Year 10	954
Series II, Lifestyle Conservative Trust
Expense Example:
Year 1	99
Year 3	309
Year 5	536
Year 10	1,190
Series NAV, Lifestyle Conservative Trust
Expense Example:
Year 1	74
Year 3	230
Year 5	401
Year 10	$ 894